ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
VAT payable	$ 12,201	73,862	72,715
Other taxes payable	7,859	47,578	23,833
Interest on late tax payments	10,950	66,285	69,330
Staff costs payable	6,211	37,596	31,233
Deposits from leased automobiles held for sale	45,539	275,678	233,060
Accrued rental expenses	1,102	6,674	4,355
Loans from third parties	1,243	7,525
Other accrued expenses	1,791	10,843	10,027
Total accrued expenses and other current liabilities	86,896	526,041	444,553
Deposits recognized as revenues	$ 9,397	56,886	35,635